Credit Facilities, Subordinated – Related Parties (Details) - Schedule of credit facilities with related parties (Parentheticals) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Second credit facility [Member]
Line of Credit Facility [Line Items]
Debt discount	$ 0	$ 0